Significant Accounting Policies - Schedule of Revenues by Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Total revenues	$ 21,193	$ 151,856	$ 8,152
Scilex product sales
Disaggregation of Revenue [Line Items]
Total revenues	2,606	0	0
Concortis sales and services
Disaggregation of Revenue [Line Items]
Total revenues	5,159	4,049	2,223
Materials and supply agreements
Disaggregation of Revenue [Line Items]
Total revenues	3,267	553	879
Bioserv sales and services
Disaggregation of Revenue [Line Items]
Total revenues	5,992	5,000	0
Joint development agreement
Disaggregation of Revenue [Line Items]
Total revenues	3,333	1,667	0
Product And Service [Member]
Disaggregation of Revenue [Line Items]
Total revenues	$ 20,357	$ 11,269	$ 3,102